Document and Entity Information	Mar. 03, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 03, 2022
Entity Registrant Name	KULICKE & SOFFA INDUSTRIES INC
Entity Central Index Key	0000056978
Amendment Flag	false
Entity Incorporation, State or Country Code	PA
Entity File Number	000-00121
Entity Tax Identification Number	23-1498399
Entity Addresses [Line Items]
Entity Address, Address Line One	23A Serangoon North Avenue 5
Entity Address, Address Line Two	#01-01
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	554369
City Area Code	215
Local Phone Number	784-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Principal Executive Offices
Entity Addresses [Line Items]
Entity Address, Address Line One	1005 Virginia Dr.
Entity Address, City or Town	Fort Washington
Entity Address, Postal Zip Code	19034
Entity Address, State or Province	PA